Other Policyholder Funds and Benefits Payable - Schedule of Other Policyholder Funds and Benefits Payable (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Insurance [Abstract]
Policyholder account balances	$ 28,107	$ 30,364
Unearned revenue reserve	1,077	1,195	$ 704
Negative VOBA	796	966
Other reconciling items	(478)	(698)
Other policyholder funds and benefits payable	$ 29,502	$ 31,827